                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  February 10, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier Management, Inc.
FORM 13F
December 31, 1999

                                                                                                             Voting
                                                                                                             Authority
                                                                                                             ---------
                                                          Value      Shares/ Sh/  Put/  Invstmt
Name of Issuer                Title of class  CUSIP       (x$1000)   Prn Amt Prn  Call  Dscretn   Managers  Sole       Shared  None
--------------------------------------------  ---------   --------   ------- ---  ----  -------   --------- --------   ------  ----
Adaptec Inc.                  COM             00651F108       3591     72010 SH         Sole                      72010
Adobe Systems                 COM             00724F101       3835     57030 SH         Sole                      57030
Affymetrix Inc.               COM             00826T108       4785     28200 SH         Sole                      28200
America Online                COM             02364J104        417      5500 SH         Sole                       5500
Amgen                         COM             031162100        354      5900 SH         Sole                       5900
Analog Devices                COM             032654105       3962     42600 SH         Sole                      42600
Ancor Communications Inc.     COM             03332K108       3516     51800 SH         Sole                      51800
Andrx Corp.                   COM             034551101        931     22000 SH         Sole                      22000
Applied Micro Circuits        COM             03822W109       9434     74140 SH         Sole                      74140
Applied Science & Tech        COM             038236105       1761     53000 SH         Sole                      53000
Argosy Gaming Co.             COM             040228108        327     21000 SH         Sole                      21000
Atmel Corp.                   COM             049513104       3737    126400 SH         Sole                     126400
Audiovox Cl. 'A'              COM             050757103       3760    124300 SH         Sole                     124300
Avx Corp.                     COM             002444107       3660     73300 SH         Sole                      73300
BEA Systems Inc.              COM             073325102       4616     66000 SH         Sole                      66000
BJ Service Co.                COM             055482103       3692     88300 SH         Sole                      88300
BJS Wholesale Club Inc.       COM             05548J106       1292     35400 SH         Sole                      35400
Brauns Fashion                COM             105658108        252     12000 SH         Sole                      12000
BroadVision Inc.              COM             111412102        230      1350 SH         Sole                       1350
Broadcom Corp.                COM             111320107        572      2100 SH         Sole                       2100
CAM Data Sys Inc              COM             131730103       2638    147600 SH         Sole                     147600
CTS Corp                      COM             126501105       1507     20000 SH         Sole                      20000
Cal Amplifier                 COM             129900106       3713    141100 SH         Sole                     141100
Cal Pine                      COM             131347106       1088     17000 SH         Sole                      17000
Champion Intl Corp.           COM             158525105       2477     40000 SH         Sole                      40000
Check Point Software Tech     COM             M22465104       3975     20000 SH         Sole                      20000
Church & Dwight Inc.          COM             171340102        907     34000 SH         Sole                      34000
Cisco Systems                 COM             17275R102        537      5014 SH         Sole                       5014
Commscope Inc.                COM             203372107       7254    179950 SH         Sole                     179950
Comverse Technology           COM             205862402        362      2500 SH         Sole                       2500
Cox Radio Inc.                COM             224051102       3940     39500 SH         Sole                      39500
DSP Group                     COM             23332B106       5468     58800 SH         Sole                      58800
Datascope                     COM             238113104       1000     25000 SH         Sole                      25000
EMC Corp                      COM             268648102        566      5180 SH         Sole                       5180
Electronic Arts Corp.         COM             285512109       3780     45000 SH         Sole                      45000
Emulex Corp.                  COM             292475209       8190     72800 SH         Sole                      72800
Enron Corp.                   COM             293561106        222      5000 SH         Sole                       5000
Harbinger Corp.               COM             41145C103       6512    204700 SH         Sole                     204700
Harley Davidson Inc.          COM             412822108        256      4000 SH         Sole                       4000
Harmonic Inc.                 COM             413160102       9812    103350 SH         Sole                     103350
Helix Technology              COM             423319102       5875    131110 SH         Sole                     131110
Home Depot                    COM             437076102        417      6067 SH         Sole                       6067
Hormel Foods Corp.            COM             440452100       1487     36600 SH         Sole                      36600
I-800 Contacts Inc.           COM             681977104        406     15000 SH         Sole                      15000
I-Flow Corp.                  COM             449520303        992    250000 SH         Sole                     250000
IBM                           COM             459200101        259      2400 SH         Sole                       2400
ICT Group Inc.                COM             44929Y101       1360    111000 SH         Sole                     111000
Imation Corp.                 COM             45245A107       3058     91100 SH         Sole                      91100
In Focus Systems Inc.         COM             452919103       1159     50000 SH         Sole                      50000
Integrated Device Technology  COM             458118106       3692    127300 SH         Sole                     127300
Intertan Inc                  COM             461120107       3702    141700 SH         Sole                     141700
Jakks Pacific Inc.            COM             47012E106       1981    105988 SH         Sole                     105988
Kemet Corp                    COM             488360108       2409     53460 SH         Sole                      53460
Knight/Trimark                COM             499067106       4140     90000 SH         Sole                      90000
LTX Corp.                     COM             502392103        823     36800 SH         Sole                      36800
Learning Tree Intl, Inc.      COM             522015106       4200    150000 SH         Sole                     150000
Lexmark Intl.                 COM             529771107        385      4250 SH         Sole                       4250
Lightbridge Inc.              COM             532226107       2470     89000 SH         Sole                      89000
Lodgenet Entertainment Corp.  COM             540211109        274     11000 SH         Sole                      11000
Meade Instruments Corp        COM             583062104       5720    200700 SH         Sole                     200700
Medimmune Inc.                COM             584699102        582      3510 SH         Sole                       3510
Merix Corp.                   COM             590049102        231     21000 SH         Sole                      21000
Micrel Semiconductor          COM             594793101       3701     65000 SH         Sole                      65000
Microsoft Corp.               COM             594918104        412      3530 SH         Sole                       3530
Mobile Mini Inc.              COM             60740F105        316     14700 SH         Sole                      14700
Nokia                         COM             654902204        755      3950 SH         Sole                       3950
Nur Macroprinters Ltd.        COM             M75165106        294     26000 SH         Sole                      26000
Orbotech LTD ADR              COM             M75253100       1162     15000 SH         Sole                      15000
PDS Financial Corp            COM             69329T105        130     77100 SH         Sole                      77100
PMC Sierra Inc.               COM             69344F106       4264     26600 SH         Sole                      26600
Park Electrochemical          COM             700416209       3666    138000 SH         Sole                     138000
Performance Tech Inc.         COM             71376K102       3214    185000 SH         Sole                     185000
Photon Dynamics Inc.          COM             719364101       1631     42100 SH         Sole                      42100
Polycom Inc                   COM             73172K104       1274     20000 SH         Sole                      20000
Power Integrations Inc.       COM             739276103       5325    111080 SH         Sole                     111080
Power Wave Tech.              COM             739363109       2221     38050 SH         Sole                      38050
Power-One Inc.                COM             739308104       2749     60000 SH         Sole                      60000
Powertel                      COM             73936C109       4015     40000 SH         Sole                      40000
Price Communications Corp.    COM             741437305       3337    120000 SH         Sole                     120000
QLogic Corp                   COM             747277101       8013     50120 SH         Sole                      50120
QUALCOMM Inc.                 COM             747525103       1550      8800 SH         Sole                       8800
Radiant Systems Inc.          COM             75025N102       1407     35000 SH         Sole                      35000
Rex Stores Inc.               COM             761624105        280      8000 SH         Sole                       8000
Rural Cellular Corp.          COM             781904107       3348     37000 SH         Sole                      37000
SDL  Inc.                     COM             784076101       4120     18900 SH         Sole                      18900
SYSCO                         COM             871829107        363      9170 SH         Sole                       9170
Salton/Maxim Housewares       COM             795757103        368     11000 SH         Sole                      11000
SawTech Inc.                  COM             805468105       3994     60000 SH         Sole                      60000
Scientific Atlanta            COM             808655104       4011     71790 SH         Sole                      71790
Scott Technologies Inc.       COM             810022301       3805    201600 SH         Sole                     201600
Shaw Group                    COM             820280105        253     10000 SH         Sole                      10000
Siebel Systems Inc.           COM             826170102        498      5930 SH         Sole                       5930
Solectron Corp.               COM             834182107        419      4400 SH         Sole                       4400
Spartech                      COM             847220209       2902     90000 SH         Sole                      90000
Sun Microsystems              COM             866810104        399      5150 SH         Sole                       5150
Symantec Corp.                COM             871503108       4045     69000 SH         Sole                      69000
Taro Pharmaceutical Inds Ltd  COM             M8737E108        333     23000 SH         Sole                      23000
Telephone & Data Sys Inc.     COM             879433100        328      2600 SH         Sole                       2600
Texas Instruments             COM             882508104        338      3500 SH         Sole                       3500
Three-Five Systems            COM             88554L108       3525     85976 SH         Sole                      85976
Tiffany & Co.                 COM             886547108       3865     43300 SH         Sole                      43300
TranSwitch Corp.              COM             894065101       1034     14250 SH         Sole                      14250
Tribune Company               COM             896047107        275      5000 SH         Sole                       5000
Tweeter Home Entmnt Grp Inc.  COM             901167106        284      8000 SH         Sole                       8000
US Cellular Corp.             COM             911684108       4951     49050 SH         Sole                      49050
US Freightways Corp           COM             916906100       2394     50000 SH         Sole                      50000
Ultimate Electronics Inc.     COM             903849107        990     40000 SH         Sole                      40000
Univision Communication       COM             914906102       4016     39300 SH         Sole                      39300
VISX Inc.                     COM             92844S105        652     12600 SH         Sole                      12600
Vishay Inter                  COM             928298108       3912    123700 SH         Sole                     123700
Watkins Johnson               COM             942486101        280      7000 SH         Sole                       7000
Western Wireless Corp         COM             95988E204       8640    129440 SH         Sole                     129440
Xilinx                        COM             983919101       7725    169900 SH         Sole                     169900
Zoll Med Corp                 COM             989922109       1470     38500 SH         Sole                      38500
Zomax Inc.                    COM             989929104       6584    145500 SH         Sole                     145500
Zoran Corp                    COM             98975F101       1951     35000 SH         Sole                      35000
116 DATA RECORDS                                            296343            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED